Note 5 - Vessels, Net (Tables)	12 Months Ended
Dec. 31, 2018
Notes Tables
Property, Plant and Equipment [Table Text Block]
	Costs	Accumulated Depreciation	Net Book Value
Balance, January 1, 2017	80,712,825	(16,273,461)	64,439,364
- Delivery of M/V “Alexandros P”	17,807,934	-	17,807,934
- Delivery of M/V “Tasos”	4,503,464	-	4,503,464
- Capitalized expenses	15,146	-	15,146
- Depreciation for the year	-	(4,786,272)	(4,786,272)
Balance, December 31, 2017	103,039,369	(21,059,733)	81,979,636
- Delivery of M/V “Ekaterini”	23,869,382	-	23,869,382
- Delivery of M/V “Starlight”	10,210,599	-	10,210,599
- Depreciation for the year	-	(5,422,155)	(5,422,155)
Balance, December 31, 2018	137,119,350	(26,481,888)	110,637,462